Financial Risk Management - Summary of Notional Amounts and Estimated Fair Values of Financial Instruments (Detail) € in Thousands, $ in Millions, ¥ in Billions, TWD in Billions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 TWD	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 JPY (¥)
Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Financial instruments, notional amount	$ 965.0	TWD 14.6	€ 1,311,599	¥ 1.5	$ 517.5	TWD 4.3	€ 898,227	¥ 34.7
Forward foreign exchange contracts, fair Value			(63,517)				(2,675)
Interest Rate Swaps [Member]
Derivative [Line Items]
Financial instruments, notional amount			3,263,053				1,013,053
Interest rate swaps, fair Value			€ 83,676				€ 115,618